SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

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Securities and Exchange Commission

101 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The GAMCO Growth Fund (the “Fund”) File Nos. 33-10583 and 811-04873

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept please accept this letter as certification that the Statement of Additional Information for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 27, 2012 (Accession # 0001193125-12-191480).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins

Richard T. Prins

cc:	B. Alpert

A. Mullady

S. Kothari

H. Robichaud

A. Lonergan